Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017		Jun. 30, 2017
Trade and other non-current payables [abstract]
Payments due to vendors (earnout agreements)	£ 349.2	£ 450.0		£ 586.8
Liabilities in respect of put option agreements with vendors	211.2	219.5		232.6
Fair value of derivatives	30.4	3.3
Other creditors and accruals	347.0	320.0		300.0
Trade and other payables	£ 937.8	£ 992.8	[1]	£ 1,119.4	[1]

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.